Write-Downs of Long-Lived Assets - Additional Information (Detail) - JPY (¥)	3 Months Ended		6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Property, Plant and Equipment [Abstract]
Write-downs of long-lived assets	¥ 0	¥ 387,000,000	¥ 26,000,000	¥ 1,472,000,000
Real Estate
Property, Plant and Equipment [Abstract]
Impairment losses		¥ 387,000,000	16,000,000	¥ 1,472,000,000
Overseas Business Segment
Property, Plant and Equipment [Abstract]
Impairment losses			¥ 10,000,000